Financing Liabilities - Weighted Average Interest Rates for Financing Liabilities Presented in Current Liabilities (Excluding Reclassification from Non-current Liabilities) (Detail)	Mar. 31, 2026	Mar. 31, 2025
Current borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.38%	4.15%